Short-Term Investments	6 Months Ended
Jun. 30, 2024
Short-Term Investments [Abstract]
Short-Term Investments
2.

Short-Term

Investments
The

Company

places

time

deposits

with

maturities

exceeding

three

months.

As

of

June

30,

2024

and
December

31,

2023,

Time

deposits

amounted

to

$
20,000

and

$
40,000
,

respectively,

separately
presented

as

Time

deposits

in

the

accompanying

consolidated

balance

sheets.

During

the

six

months
ended June

30, 2024

and 2023,

the

Company placed

new time

deposits exceeding

three months

of
nil
and $ 20,000 , respectively, and during the same periods, deposits of $ 20,000 and $
12,500

matured.